Unaudited Condensed Consolidated Statements of Shareholders' Equity - USD ($)	Total	ORDINARY £0.00001 PAR VALUE	DEFERRED SHARES £0.00001 PAR VALUE	DEFERRED SHARES £0.001 PAR VALUE	DEFERRED SHARES £100,000 PAR VALUE	ADDITIONAL PAID-IN CAPITAL	ACCUMULATED OTHER COMPREHENSIVE GAIN (LOSS)	ACCUMULATED DEFICIT	ACCUMULATED EQUITY
Balance at Dec. 31, 2020			$ 2,000	$ 153,000		$ 456,293,000	$ 9,342,000	$ (215,990,000)	$ 249,800,000
Balance, Shares at Dec. 31, 2020		35,854,945	144,517,898	123,638,835
Shares issued under employee share purchase plan						105,000			105,000
Shares issued under employee share purchase plan, Shares		15,206
Vesting of restricted share units, Shares		34,125
Forfeiture of ordinary shares			$ 90,021
Forfeiture of ordinary shares, Shares		(90,021)
Subdivision of £0.001 nominal shares and reduction in deferred share capital				$ (137,000)	$ 137,000
Subdivision of £0.001 nominal shares and reduction in deferred share capital, see Note 6, Shares				(100,000,000)	1
Cancellation of deferred shares			$ (2,000)	$ (16,000)		18,000
Cancellation of deferred shares, Shares			(144,500,094)	(23,638,835)
Non-cash share-based compensation						8,869,000			8,869,000
Unrealized loss on foreign currency translation	$ (285,000)						(285,000)		(285,000)
Net loss	(105,691,000)							(105,691,000)	(105,691,000)
Balance at Sep. 30, 2021					$ 137,000	465,285,000	9,057,000	(321,681,000)	152,798,000
Balance, Shares at Sep. 30, 2021		35,814,255	107,825		1
Balance at Dec. 31, 2021	120,441,000				$ 137,000	467,213,000	9,472,000	(356,381,000)	120,441,000
Balance, Shares at Dec. 31, 2021		35,854,591	112,077		1
Shares issued under employee share purchase plan						110,000			110,000
Shares issued under employee share purchase plan, Shares		149,254
Vesting of restricted share units, Shares		34,063
Forfeiture of ordinary shares, Shares		87,974	(87,974)
Issuance of ordinary shares, net of issuance cost of $2.6M						28,291,000			28,291,000
Issuance of ordinary shares, net of issuance cost of $2.6M, Shares		28,848,968
Non-cash share-based compensation						4,037,000			4,037,000
Unrealized loss on foreign currency translation	(18,324,000)						(18,324,000)		(18,324,000)
Net loss	(65,973,000)							(65,973,000)	(65,973,000)
Balance at Sep. 30, 2022	$ 68,582,000				$ 137,000	$ 499,651,000	$ (8,852,000)	$ (422,354,000)	$ 68,582,000
Balance, Shares at Sep. 30, 2022		64,974,850	24,103		1